Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Share based Payment Arrangements [Abstract]
Disclosure of Number of shares granted during the period
(ii)	Number of shares granted during the period and their fair value

	For the years ended March 31,
	2024	2025	2026
Grant date	June 30, 2023	June 28, 2024	June 30, 2025
Number of shares granted (shares)	475,600	617,500	689,400
Fair value per share on the grant date (Yen)	1,916.5	3,599	2,706

Disclosure of the fair value of TMC's shares granted during the period
The fair value of TMC’s shares granted during the period was calculated based on the following assumptions.

	For the years ended March 31,
	2024	2025	2026
Number of points granted during the period	—	—	220,100
Fair value per share on the grant date (Yen) (Note 1)	—	—	2,940
Vesting conditions	—	—	(Note 2)